Revenue Recognition	11 Months Ended
Dec. 31, 2021
Rigetti Holdings Inc
Disaggregation of Revenue [Line Items]
Revenue Recognition

3.	REVENUE RECOGNITION
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	11 Months Ended	Year Ended
	December 31,	January 31,
	2021	2021
Type of Goods or Service
Collaborative research and other professional services	$5,849,267	$2,919,507
Access to quantum computing systems	2,347,039	2,380,091
Quantum computing components	—	243,000

	$8,196,306	$5,542,598

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$243,000
Revenue recognized over time	8,196,306	5,299,598

	$8,196,306	$5,542,598

Selected consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of December 31, 2021 and January 31, 2021 were as follows:

	December 31,	January 31,
	2021	2021
Trade receivables, net	$961,370	$327,301
Unbilled receivables	$581,170	$152,073
Deferred revenue - current	$(984,976)	$(491,827)
Changes in deferred revenue from contracts with customers were as follows:

	11 Months Ended	Year Ended
	December 31,	January 31,
	2021	2021
Balance at beginning of period	$(491,827)	$(2,151,683)
Deferral of revenue	(904,502)	(364,545)
Recognition of deferred revenue	411,353	2,024,401

Balance at end of period	$(984,976)	$(491,827)

The Company expects to recognize estimated revenues related to performance obligations that are unsatisfied (or partially satisfied) in the amounts of approximately $4,107,806 during the year ended December 31, 2022, and $473,379 during the year ended December 31, 2023.

Deferred Contract Acquisition and Fulfillment Costs
—The Company has not identified any costs that are incremental to the acquisition of customer contracts that would be capitalized as deferred costs on the balance sheet in accordance with ASC
340-40.
Incremental costs incurred to fulfill the Company’s contracts that meet the capitalization criteria in ASC
340-40
have historically been immaterial. Accordingly, the Company has not capitalized any contract fulfillment costs as of December 31, 2021 and January 31, 2021.